Schedule of Investments TCW Transform Supply Chain ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 5.4%
TransDigm Group, Inc.	802	$1,037,964
Building Products - 8.6%
Advanced Drainage Systems, Inc.	4,198	743,214
Trane Technologies plc	2,718	908,573
		1,651,787
Commercial Services & Supplies - 18.1%
GFL Environmental, Inc.	22,174	860,795
Waste Connections, Inc.	9,543	1,696,459
Waste Management, Inc.	4,360	883,598
		3,440,852
Construction & Engineering - 6.3%
WillScot Holdings Corp.*	29,273	1,200,193
Construction Materials - 12.4%
Martin Marietta Materials, Inc.	2,170	1,287,569
Vulcan Materials Co.	3,954	1,085,413
		2,372,982
Electrical Equipment - 3.9%
Emerson Electric Co.	4,946	579,226
Rockwell Automation, Inc.	622	173,320
		752,546
Ground Transportation - 10.7%
Canadian Pacific Kansas City Ltd.	13,980	1,171,803
CSX Corp.	12,407	435,486
Norfolk Southern Corp.	945	235,834
Saia, Inc.*	488	203,911
		2,047,034
Industrial Conglomerates - 1.9%
Siemens AG	1,979	362,859
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	3,526	498,576
Metals & Mining - 2.4%
Teck Resources Ltd., Class B	9,552	468,144
Semiconductors & Semiconductor Equipment - 14.5%
Lam Research Corp.	853	785,818
Micron Technology, Inc.	1,701	186,804
NVIDIA Corp.	6,980	816,800
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,892	976,893
		2,766,315
Investments	Shares	Value
Software - 3.0%
PTC, Inc.*	3,217	$572,143
Trading Companies & Distributors - 6.5%
Ferguson plc	4,876	1,085,642
United Rentals, Inc.	212	160,505
		1,246,147
Total Common Stocks (Cost $15,418,377)		18,417,542
	Principal
Short-Term Investments - 5.6%
Time Deposit - 5.6%
Skandinaviska Enskilda Banken, Stockholm 4.68% 8/1/2024 (Cost $1,076,829)	$1,076,829	1,076,829
Total Investments - 101.9% (Cost $16,495,206)		$19,494,371
Liabilities in Excess of Other Assets - (1.9%)		(357,647)
Net Assets - 100.0%		$19,136,724

*	Non-income producing security.

TCW Transform Supply Chain ETF invested, as a percentage of net assets, in the following countries as of July 31, 2024:

United States	56.9%
Canada	21.9%
United Kingdom	5.7%
Taiwan	5.1%
Ireland	4.7%
Germany	1.9%
Other(1)	3.8%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (Continued) TCW Transform Supply Chain ETF July 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$18,417,542	$–	$–	$18,417,542
Short-Term Investments
Time Deposit	1,076,829	–	–	1,076,829
Total Investments	$19,494,371	$–	$–	$19,494,371

*	Please refer to the Schedule of Investments to view securities segregated by industry.